Commitments - Additional Information (Details) € in Millions	6 Months Ended
Oct. 31, 2024 EUR (€)
Commitments [Line Items]
Minimum contingent earnout payment	€ 12.0
BioStrand [Member]
Commitments [Line Items]
Percentage of contingent earnout payment based on EBITDA	20.00%
Maximum unpaid commitment related to earnout	€ 12.0